Fair Value Measurements (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Derivatives Fair Value [Line Items]
Other current assets (Back Stop Agreement) (Note 3)	$ 2,809	$ 0
Other current liabilities (Back Stop Agreement) (Note 3)	4,064	0
Quoted Prices In Active Markets for Identical Assets (Level 1)
Derivatives Fair Value [Line Items]
Derivative Financial Instruments (Freight Option Contracts)	15
Other current assets (Back Stop Agreement) (Note 3)	2,809
Significant Other Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Derivative Financial Instruments (current and non-current liability) (Interest Rate Swap Contracts)	39,506
Significant Unobservable Inputs (Level 3)
Derivatives Fair Value [Line Items]
Other current liabilities (Back Stop Agreement) (Note 3)	$ 4,064